Guarantee of Registered Securities - Condensed Consolidating Statement of Comprehensive Income (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Condensed Financial Statements, Captions [Line Items]
Net income	$ 382	$ 228	$ 287	$ 676	$ 353	$ 153	$ 58	$ 610	$ 1,573	$ 1,174	$ 1,263
Less: Net income attributable to noncontrolling interests	8	6	10	17	8	6	10	16	41	40	37
Net income attributable to Aon shareholders	$ 374	$ 222	$ 277	$ 659	$ 345	$ 147	$ 48	$ 594	1,532	1,134	1,226
Other comprehensive income (loss), net of tax:
Change in fair value of financial instruments									3	11	12
Foreign currency translation adjustments									14	(444)	390
Postretirement benefit obligation									(141)	17	19
Total other comprehensive income (loss)									(124)	(416)	421
Equity in other comprehensive income (loss) of subsidiaries, net of tax									0	0	0
Less: Other comprehensive income (loss) attributable to noncontrolling interests									0	(4)	5
Total other comprehensive income (loss) attributable to Aon shareholders									(124)	(412)	416
Comprehensive income attributable to Aon shareholders									1,408	722	1,642
Aon Ireland
Condensed Financial Statements, Captions [Line Items]
Net income									1,540	0	0
Less: Net income attributable to noncontrolling interests									0	0	0
Net income attributable to Aon shareholders									1,540	0	0
Other comprehensive income (loss), net of tax:
Change in fair value of financial instruments									0	0	0
Foreign currency translation adjustments									0	0	0
Postretirement benefit obligation									0	0	0
Total other comprehensive income (loss)									0	0	0
Equity in other comprehensive income (loss) of subsidiaries, net of tax									(132)	0	0
Less: Other comprehensive income (loss) attributable to noncontrolling interests									0	0	0
Total other comprehensive income (loss) attributable to Aon shareholders									(132)	0	0
Comprehensive income attributable to Aon shareholders									1,408	0	0
Aon UK
Condensed Financial Statements, Captions [Line Items]
Net income									1,540	1,155	1,208
Less: Net income attributable to noncontrolling interests									0	0	0
Net income attributable to Aon shareholders									1,540	1,155	1,208
Other comprehensive income (loss), net of tax:
Change in fair value of financial instruments									0	0	0
Foreign currency translation adjustments									0	0	0
Postretirement benefit obligation									0	0	0
Total other comprehensive income (loss)									0	0	0
Equity in other comprehensive income (loss) of subsidiaries, net of tax									(132)	(433)	434
Less: Other comprehensive income (loss) attributable to noncontrolling interests									0	0	0
Total other comprehensive income (loss) attributable to Aon shareholders									(132)	(433)	434
Comprehensive income attributable to Aon shareholders									1,408	722	1,642
Aon Global Holdings Limited
Condensed Financial Statements, Captions [Line Items]
Net income									210	32	431
Less: Net income attributable to noncontrolling interests									0	0	0
Net income attributable to Aon shareholders									210	32	431
Other comprehensive income (loss), net of tax:
Change in fair value of financial instruments									0	0	0
Foreign currency translation adjustments									0	0	0
Postretirement benefit obligation									0	0	0
Total other comprehensive income (loss)									0	0	0
Equity in other comprehensive income (loss) of subsidiaries, net of tax									(172)	(417)	417
Less: Other comprehensive income (loss) attributable to noncontrolling interests									0	0	0
Total other comprehensive income (loss) attributable to Aon shareholders									(172)	(417)	417
Comprehensive income attributable to Aon shareholders									38	(385)	848
Aon Corporation
Condensed Financial Statements, Captions [Line Items]
Net income									409	134	247
Less: Net income attributable to noncontrolling interests									0	0	0
Net income attributable to Aon shareholders									409	134	247
Other comprehensive income (loss), net of tax:
Change in fair value of financial instruments									3	0	3
Foreign currency translation adjustments									0	0	0
Postretirement benefit obligation									(44)	(2)	(101)
Total other comprehensive income (loss)									(41)	(2)	(98)
Equity in other comprehensive income (loss) of subsidiaries, net of tax									(131)	(415)	515
Less: Other comprehensive income (loss) attributable to noncontrolling interests									0	0	0
Total other comprehensive income (loss) attributable to Aon shareholders									(172)	(417)	417
Comprehensive income attributable to Aon shareholders									237	(283)	664
Other Non-Guarantor Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Net income									2,510	2,238	2,252
Less: Net income attributable to noncontrolling interests									41	40	37
Net income attributable to Aon shareholders									2,469	2,198	2,215
Other comprehensive income (loss), net of tax:
Change in fair value of financial instruments									0	11	9
Foreign currency translation adjustments									6	(465)	408
Postretirement benefit obligation									(97)	19	120
Total other comprehensive income (loss)									(91)	(435)	537
Equity in other comprehensive income (loss) of subsidiaries, net of tax									0	0	0
Less: Other comprehensive income (loss) attributable to noncontrolling interests									0	(4)	5
Total other comprehensive income (loss) attributable to Aon shareholders									(91)	(431)	532
Comprehensive income attributable to Aon shareholders									2,378	1,767	2,747
Consolidating Adjustments
Condensed Financial Statements, Captions [Line Items]
Net income									(4,636)	(2,385)	(2,875)
Less: Net income attributable to noncontrolling interests									0	0	0
Net income attributable to Aon shareholders									(4,636)	(2,385)	(2,875)
Other comprehensive income (loss), net of tax:
Change in fair value of financial instruments									0	0	0
Foreign currency translation adjustments									8	21	(18)
Postretirement benefit obligation									0	0	0
Total other comprehensive income (loss)									8	21	(18)
Equity in other comprehensive income (loss) of subsidiaries, net of tax									567	1,265	(1,366)
Less: Other comprehensive income (loss) attributable to noncontrolling interests									0	0	0
Total other comprehensive income (loss) attributable to Aon shareholders									575	1,286	(1,384)
Comprehensive income attributable to Aon shareholders									$ (4,061)	$ (1,099)	$ (4,259)